UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund: BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Florida Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida — 144.5%
Corporate — 11.2%
County of Escambia Florida, Refunding RB, Environment, Series A, AMT, 5.75%, 11/01/27	$4,000	$4,039,400
Hillsborough County IDA, Refunding RB, Tampa Electric Co. Project:
5.50%, 10/01/23	1,955	1,975,352
Series A, 5.65%, 5/15/18	1,000	1,140,470
Palm Beach County Solid Waste Authority, Refunding RB, 5.00%, 10/01/20	2,000	2,318,500
		9,473,722
County/City/Special District/School District — 65.9%
Broward County School Board Florida, COP, Refunding, Series A, 5.00%, 7/01/20	2,000	2,184,980
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	2,500	2,710,825
County of Hillsborough Florida, RB (AMBAC), 5.00%, 11/01/20	5,545	6,063,180
County of Miami-Dade Florida, RB, Sub- Series B (NPFGC), 5.63%, 10/01/32 (a)	7,560	1,991,682
County of Miami-Dade Florida, Refunding RB, Sub-Series A (NPFGC) (a):
5.33%, 10/01/19	5,365	3,554,581
5.31%, 10/01/20	10,000	6,168,500
County of Orange Florida, Refunding RB, Series A (NPFGC), 5.13%, 1/01/22	2,200	2,294,468
Florida State Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	485	575,991
Hillsborough County School Board, COP (NPFGC), 5.00%, 7/01/27	1,000	1,015,430
Miami-Dade County Educational Facilities Authority Florida, RB, University of Miami, Series A (AMBAC), 5.00%, 4/01/24 (b)	1,000	1,098,670
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/21	4,000	4,427,560
Northern Palm Beach County Improvement District, Special Assessment Bonds, Refunding, Water Control & Improvement District No. 43, Series B (ACA):
4.50%, 8/01/22	1,000	877,990
5.00%, 8/01/31	1,000	843,200

Municipal Bonds	Par (000)	Value
Florida (continued)
County/City/Special District/School District (concluded)
Palm Beach County School District, COP, Refunding, Series D (AGM), 5.00%, 8/01/28	$6,500	$6,640,140
Sterling Hill Community Development District, Special Assessment Bonds, Series A, 6.10%, 5/01/23	3,705	3,489,110
Stevens Plantation Improvement Project Dependent Special District, RB, 6.38%, 5/01/13	2,425	2,101,262
Tolomato Community Development District, Special Assessment Bonds, 6.38%, 5/01/17	1,150	835,636
Village Center Community Development District, RB:
(NPFGC), 5.25%, 10/01/23	5,000	5,000,700
Sub-Series B, 6.35%, 1/01/18	2,000	2,016,240
Village Community Development District No. 5 Florida, Special Assessment Bonds, Series A, 6.00%, 5/01/22	1,075	1,094,167
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	1,000	673,380
		55,657,692
Education — 0.9%
Orange County Educational Facilities Authority, RB, Rollins College Project (AMBAC), 5.25%, 12/01/22	725	793,831
Health — 12.5%
Escambia County Health Facilities Authority, RB, Florida Health Care Facility Loan, VHA Program (AMBAC), 5.95%, 7/01/20	406	419,539
Highlands County Health Facilities Authority, Refunding RB, Hospital, Adventist Health, Series I, 5.00%, 11/15/20	2,155	2,409,225
Hillsborough County IDA, RB, H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/22	1,500	1,565,535

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
VHA	Veterans Health Administration

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (continued)
Health (concluded)
Marion County Hospital District Florida, Refunding RB, Health System, Munroe Regional, 5.00%, 10/01/22	$1,500	$1,539,705
Orange County Health Facilities Authority, RB, Hospital, Adventist Health System, 5.63%, 11/15/32 (b)	3,000	3,180,660
Palm Beach County Health Facilities Authority, Refunding RB, Bethesda Healthcare System Project, Series A (AGM), 5.00%, 7/01/20	1,285	1,436,116
		10,550,780
Housing — 2.7%
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 2, AMT (Ginnie Mae), 4.70%, 7/01/22	1,040	1,055,756
Jacksonville Housing Finance Authority, Refunding RB, Series A-1, AMT (Ginnie Mae), 5.63%, 10/01/39	540	576,715
Manatee County Housing Finance Authority, RB, Series A, AMT (Fannie Mae), 5.90%, 9/01/40	575	625,140
		2,257,611
State — 19.0%
Florida Municipal Loan Council, RB:
CAB, Series A (NPFGC), 5.22%, 4/01/20 (a)	4,000	2,677,400
Series D (AGM), 5.00%, 10/01/19	1,050	1,193,577
Series D (AGM), 4.00%, 10/01/20	1,105	1,165,620
Series D (AGM), 4.00%, 10/01/21	500	523,130
Florida State Board of Education, GO, Public Education, Series J (AMBAC), 5.00%, 6/01/24	6,150	6,525,519
Florida State Board of Education, GO, Refunding, Public Education, Series I, 5.00%, 6/01/18	500	536,315
Florida State Department of Environmental Protection, Refunding RB, Series A, 5.00%, 7/01/20	3,000	3,435,090
		16,056,651
Transportation — 8.0%
County of Lee Florida, Refunding RB, Series B (AMBAC):
5.00%, 10/01/20	2,250	2,343,690
5.00%, 10/01/22	3,000	3,099,510
Greater Orlando Aviation Authority, Refunding RB, Series C, 5.00%, 10/01/20	1,130	1,298,483
		6,741,683
Utilities — 24.3%
City of Deltona Florida, RB (NPFGC), 5.00%, 10/01/23	1,095	1,127,522
City of Lakeland Florida, Refunding RB, 5.00%, 10/01/27	1,000	1,025,350

Municipal Bonds	Par (000)	Value
Florida (concluded)
Utilities (concluded)
City of Marco Island Florida, RB (NPFGC):
5.25%, 10/01/21 (b)	$1,000	$1,090,090
5.00%, 10/01/22	2,000	2,111,460
5.00%, 10/01/23	1,375	1,451,629
City of Palm Coast Florida, RB (NPFGC), 5.00%, 10/01/22	1,770	1,835,171
County of Miami-Dade Florida, Refunding RB, System, Series B (AGM), 5.25%, 10/01/19	4,000	4,718,840
Tohopekaliga Water Authority, RB, Series B (AGM):
5.00%, 10/01/22	1,975	2,099,287
5.00%, 10/01/23	1,180	1,254,257
Tohopekaliga Water Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/21	3,630	3,861,993
		20,575,599
Total Municipal Bonds in Florida		122,107,569
Puerto Rico — 1.3%
State — 1.3%
Commonwealth of Puerto Rico, GO, Public Improvement (AGM), 5.50%, 7/01/19	1,000	1,113,150
U.S. Virgin Islands — 1.1%
Corporate — 1.1%
Virgin Islands Public Finance Authority, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,000	954,730
Total Municipal Bonds – 146.9%		124,175,449

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Florida — 0.9%
Housing — 0.9%
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2 (Ginnie Mae), 6.00%, 9/01/40	720	758,275
Total Long-Term Investments (Cost – $123,317,205) – 147.8%		124,933,724

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2011	2

Schedule of Investments (concluded)	BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares
BIF Florida Municipal Money Fund, 0.00% (d)(e)	1,814,151	$1,814,151
Total Short-Term Securities (Cost - $1,814,151) – 2.2%		1,814,151
Total Investments (Cost - $125,131,356*) – 150.0%		126,747,875
Other Assets Less Liabilities – 1.3%		1,140,472
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (0.6)%		(480,000)
Preferred Shares, at Redemption Value – (50.7)%		(42,900,268)
Net Assets – 100.0%		$84,508,079

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$124,628,760
Gross unrealized appreciation	$3,826,202
Gross unrealized depreciation	(2,187,087)
Net unrealized appreciation	$1,639,115

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income

BIF Florida Municipal Money Fund	1,843,816	(29,665)	1,814,151	$—

(e)	Represents the current yield as of report date.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$124,933,724	—	$124,933,724
Short-Term Securities	$1,814,151	—	—	1,814,151
Total	$1,814,151	$124,933,724	—	$126,747,875

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: December 21, 2011